VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	$ 3,852,847	¥ 25,169,279	¥ 30,405,153
Operating expenses	2,421,563	15,819,217	18,948,109
Net income (loss)	1,367,845	8,935,652	6,701,197
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Revenues	3,833,878	25,045,362	30,405,153
Operating expenses	1,225,930	8,008,563	10,137,918
Net income (loss)	$ 528,516	¥ (3,452,609)	¥ (371,397)